Federal Home Loan Bank Advances - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from FHLB	$ 5,000	$ 15,000
Maturities of October 2019, fixed rates	2.10%
Maturities year	2019
Outstanding letters of credit with FHLB	$ 20,000	19,600
FHLB borrowings collateralized by residential mortgage loans	320,400	$ 137,250
FHLB maximum borrowing capacity	556,724
FHLB remaining borrowing capacity	$ 343,124
Weighted Average [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Maturities of October 2019, fixed rates	2.10%